UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-4175

Dreyfus Cash Management
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	1/31

Date of reporting period:	10/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Cash Management
October 31, 2006 (Unaudited)

Negotiable Bank Certificates of Deposit--36.9%	Principal Amount ($)	Value ($)

Bank of America N.A.
5.32%, 3/21/07	75,000,000 a	75,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
5.31%, 2/6/07	500,000,000	500,000,000
Barclays Bank PLC (Yankee)
5.32% - 5.36%, 11/9/06 - 1/19/07	625,000,000	625,000,000
Bayerische Hypo-und Vereinsbank AG (Yankee)
5.34%, 4/30/07	350,000,000	350,000,000
BNP Paribas (Yankee)
5.34%, 11/30/06	250,000,000	250,000,000
Calyon (Yankee)
5.33%, 11/22/06	660,000,000	660,000,000
DEPFA BANK PLC (Yankee)
5.31% - 5.32%, 2/5/07 - 2/12/07	475,000,000 b	475,000,000
First Tennessee Bank N.A. Memphis
5.34%, 12/7/06	70,000,000	70,000,000
HBOS Treasury Services PLC
5.31%, 2/12/07	50,000,000	50,000,000
HSH Nordbank AG (Yankee)
5.33%, 4/30/07	100,000,000 b	100,000,000
Landesbank Hessen-Thueringen Girozentrale (Yankee)
5.32%, 1/24/07	200,000,000	200,000,000
Natexis Banques Populaires (Yankee)
5.34% - 5.42%, 11/1/06 - 11/30/06	650,000,000	650,000,000
Royal Bank of Canada (Yankee)
5.30% - 5.34%, 11/30/06 - 12/29/06	465,000,000	465,000,000
Skandinaviska Enskilda Banken AB (Yankee)
5.33%, 12/7/06	88,000,000	88,000,366
Societe Generale (Yankee)
5.32% - 5.33%, 11/22/06 - 2/5/07	605,000,000	605,000,831
UniCredito Italiano SpA (Yankee)
5.31%, 1/10/07	200,000,000	200,000,000
Total Negotiable Bank Certificates of Deposit
(cost $5,363,001,197)		5,363,001,197
Commercial Paper--52.2%

Abbey National North America LLC
5.30%, 11/1/06	200,000,000	200,000,000
Amstel Funding Corp.
5.31% - 5.36%, 11/8/06 - 4/2/07	268,779,000 b	265,954,138
Amsterdam Funding Corp.
5.31%, 2/5/07	25,000,000 b	24,652,333
Aquinas Funding LLC
5.32%, 1/16/07	98,020,000 b	96,932,577
ASB Bank Ltd.
5.31%, 12/21/06	20,770,000	20,618,841
Bank of America Corp.

5.36%, 11/7/06	200,000,000	199,823,667
BASF AG
5.34%, 11/13/06	111,775,000	111,578,462
Bear Stearns Cos. Inc.
5.31% - 5.34%, 12/22/06 - 3/15/07	270,000,000	265,601,811
Beethoven Funding Corp.
5.30%, 11/10/06	47,044,000 b	46,981,902
BNP Paribas Finance Inc.
5.30%, 11/1/06	200,000,000	200,000,000
CAFCO LLC
5.32% - 5.43%, 11/3/06 - 1/18/07	160,000,000 b	158,844,667
CC (USA) Inc.
5.31% - 5.34%, 11/22/06 - 4/10/07	144,700,000 b	142,952,968
Chariot Funding LLC
5.30%, 12/18/06	35,318,000 b	35,075,924
CHARTA LLC
5.35%, 11/29/06	250,000,000 b	248,973,333
Concord Minutemen Capital Co. LLC
5.36%, 11/7/06	228,098,000 b	227,896,894
CRC Funding LLC
5.30% - 5.37%, 11/10/06 - 1/18/07	700,000,000 b	695,577,208
Cullinan Finance Ltd.
5.32% - 5.34%, 12/8/06 - 1/24/07	158,160,000 b	156,576,043
Daimler Chrysler Revolving Auto Conduit LLC
5.30%, 12/15/06	41,664,000	41,396,147
Deutsche Bank Financial LLC
5.30%, 11/1/06	200,000,000	200,000,000
DnB NOR Bank ASA
5.33%, 3/19/07 - 3/21/07	120,000,000	117,592,417
FCAR Owner Trust, Ser. I
5.38%, 3/19/07	200,000,000	195,982,666
Gemini Securitization Corp., LLC
5.33%, 1/19/07	35,000,000 b	34,596,387
General Electric Capital Corp.
5.30% - 5.36%, 11/10/06 - 1/31/07	650,000,000	647,313,542
General Electric Capital Services Inc.
5.36%, 11/10/06	250,000,000	249,669,375
Harrier Finance Funding Ltd.
5.34%, 4/26/07	289,000,000 b	281,652,978
HBOS Treasury Services PLC
5.42%, 11/2/06	150,000,000	149,977,708
Kredietbank N.A. Finance Corp.
5.30% - 5.31%, 12/18/06 - 12/27/06	720,000,000	714,782,936
Northern Rock PLC
5.32% - 5.43%, 11/2/06 - 1/18/07	207,500,000	206,262,299
Premier Asset Collateralized Entity LLC
5.42%, 11/1/06	16,719,000 b	16,719,000
Prudential Funding LLC
5.29%, 11/1/06	200,000,000	200,000,000
Raiffeisen Zentralbank Oesterreich
5.32%, 12/22/06	75,000,000	74,441,656
Ranger Funding Company, LLC

5.30%, 12/19/06	91,573,000 b	90,931,989
Santander Central Hispano Finance (Delaware) Inc.
5.34%, 4/27/07	118,000,000	114,983,133
Scaldis Capital Ltd.
5.33%, 1/23/07	100,000,000 b	98,787,278
Sigma Finance Inc.
5.32%, 1/19/07	85,000,000 b	84,020,729
Skandinaviska Enskilda Banken AB
5.34%, 11/16/06	169,250,000	168,878,355
Societe Generale N.A. Inc.
5.31%, 2/5/07	130,200,000	128,389,352
Solitaire Funding Ltd.
5.33%, 1/19/07	130,000,000 b	128,499,439
UBS Finance Delaware LLC
5.28%, 11/1/06	100,000,000	100,000,000
UniCredito Italiano Bank PLC
5.34%, 4/18/07	149,000,000 b	145,377,313
Westpac Capital Corp.
5.33%, 12/12/06	300,000,000	298,202,833
Total Commercial Paper
(cost $7,586,498,300)		7,586,498,300
Corporate Notes--8.9%

Bank of America N.A.
5.29%, 5/25/07	250,000,000 a	250,000,000
Fifth Third Bancorp
5.30%, 11/24/06	200,000,000 a,b	200,000,000
General Electric Capital Corp.
5.28%, 11/24/06	100,000,000 a	100,000,000
Harrier Finance Funding Ltd.
5.32%, 11/15/06 - 5/18/07	250,000,000 a,b	249,995,830
Morgan Stanley
5.34%, 11/3/06	250,000,000 a	250,000,000
Sigma Finance Inc.
5.33%, 8/15/07	250,000,000 a,b	249,990,171
Total Corporate Notes
(cost $1,299,986,001)		1,299,986,001
Time Deposits--2.1%

Citibank (South Dakota) N.A., Sioux Falls (Nassau)
5.31%, 11/1/06	50,000,000	50,000,000
PNC Bank N.A., Pittsburgh, PA (Nassau)
5.31%, 11/1/06	150,000,000	150,000,000
State Street Bank and Trust Co., Boston, MA (Grand Cayman)
5.33%, 11/1/06	112,000,000	112,000,000
Total Time Deposits
(cost $312,000,000)		312,000,000
Total Investments (cost $14,561,485,498)	100.1%	14,561,485,498
Liabilities, Less Cash and Receivables	(.1%)	(20,316,501)
Net Assets	100.0%	14,541,168,997

a Variable rate security--interest rate subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to $4,255,989,101 or 29.3% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Cash Management

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 13, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 13, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 13, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)